Note 17 - Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
17.	Redeemable non-controlling interests

The minority equity positions in the Company’s subsidiaries are referred to as redeemable non-controlling interests (“RNCI”). The RNCI are considered to be redeemable securities. Accordingly, the RNCI is recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity. Changes in the RNCI amount are recognized immediately as they occur. The following table provides a reconciliation of the beginning and ending RNCI amounts:

	2025	2024
Balance, January 1	$1,152,618	$1,072,066
RNCI share of earnings	57,469	53,958
RNCI redemption increment	63,608	21,243
Distributions paid to RNCI	(70,871)	(71,700)
Purchase of interests from RNCI	(78,156)	(17,189)
Sale of interests to RNCI	30,674	12,664
Disposal of operations (note 5)	(493)	-
RNCI recognized on business acquisitions	130,197	82,199
RNCI recognized on warehouse fund assets (note 6)	-	48,877
RNCI derecognized on warehouse fund assets (note 6)	-	(49,500)
Balance, December 31	$1,285,046	$1,152,618

The Company has shareholders’ agreements in place at each of its non-wholly owned subsidiaries. These agreements allow the Company to “call” the RNCI at a price determined with the use of a formula price, which is usually equal to a fixed multiple of average annual net earnings before income taxes, interest, depreciation, and amortization. The agreements also have redemption features which allow the owners of the RNCI to “put” their equity to the Company at the same price subject to certain limitations. The formula price is referred to as the redemption amount and may be paid in cash or in Subordinate Voting Shares. The redemption amount as of December 31, 2025, was $1,068,617 (December 31, 2024 - $958,558). The redemption amount is lower than that recorded on the balance sheet as the formula price of certain RNCI are lower than the amount initially recorded at the inception of the minority equity position. If all put or call options were settled with Subordinate Voting Shares as at December 31, 2025, approximately 7,300,000 such shares would be issued.

Increases or decreases to the formula price of the underlying shares are recognized in the statement of earnings as the NCI redemption increment.